UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/09

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2009
(Amounts in Thousands, Except Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.8%):
BNP Paribas Finance, Inc., 0.02% (a), 10/1/09	$307	$307

Total Commercial Paper (Amortized Cost $307)		307

Common Stocks (99.4%):
Aerospace/Defense (1.8%):
Lockheed Martin Corp.	5,400	421
Raytheon Co.	6,500	312
		733
Airlines (1.1%):
Southwest Airlines Co.	44,500	427

Banks (6.7%):
Bank of America Corp.	61,000	1,032
Northern Trust Corp.	13,190	767
PNC Financial Services Group, Inc.	7,928	385
U.S. Bancorp	23,300	510
		2,694
Biotechnology (2.0%):
Amgen, Inc. (b)	13,200	795

Brokerage Services (2.9%):
Charles Schwab Corp.	59,690	1,143

Chemicals (2.6%):
Monsanto Co.	10,400	805
PPG Industries, Inc.	4,274	249
		1,054
Computers & Peripherals (4.4%):
Dell, Inc. (b)	20,800	318
EMC Corp. (b)	84,000	1,431
		1,749
Consumer Products (0.8%):
Colgate-Palmolive Co.	4,400	336

Cosmetics & Toiletries (0.8%):
Estee Lauder Cos., Class A	8,565	318

Electronics (2.3%):
General Electric Co.	56,285	924

Food Processing & Packaging (0.5%):
H.J. Heinz Co.	5,400	215

Health Care (2.8%):
Alcon, Inc.	8,000	1,109

Home Builders (0.6%):
Toll Brothers, Inc. (b)	12,654	247

Internet Business Services (0.8%):
Juniper Networks, Inc. (b)	12,100	327

Internet Service Provider (2.1%):
Yahoo!, Inc. (b)	47,248	841

Investment Companies (1.7%):
Invesco Ltd.	29,350	668

Manufacturing-Diversified (3.5%):
Illinois Tool Works, Inc.	4,600	196
Ingersoll-Rand PLC	8,700	267

See notes to schedules of investments.

Security Description	Shares	Value
Tyco International Ltd.	27,140	$936
		1,399
Media (1.0%):
News Corp., Class A	33,334	400

Medical Supplies (0.1%):
Intuitive Surgical, Inc. (b)	100	26

Mining (3.2%):
Barrick Gold Corp.	20,636	782
Newmont Mining Corp.	11,100	489
		1,271
Oil & Gas Exploration-Production & Services (2.4%):
Anadarko Petroleum Corp.	11,952	750
Apache Corp.	2,200	202
		952
Oil Companies-Integrated (1.2%):
Hess Corp.	8,938	478

Oilfield Services & Equipment (8.1%):
Halliburton Co.	54,922	1,490
Schlumberger Ltd.	29,452	1,755
		3,245
Paint, Varnishes & Enamels (0.9%):
The Sherwin-Williams Co.	5,900	355

Pharmaceuticals (8.7%):
Johnson & Johnson	15,200	926
Merck & Co., Inc.	25,400	803
Pfizer, Inc.	54,900	909
Teva Pharmaceutical Industries Ltd., Sponsored ADR	16,600	839
		3,477
Retail (2.7%):
Target Corp.	23,200	1,083

Retail-Drug Stores (2.9%):
CVS Caremark Corp.	32,282	1,154

Retail-Specialty Stores (4.5%):
Bed Bath & Beyond, Inc. (b)	6,429	241
Lowe’s Cos., Inc.	75,053	1,572
		1,813
Semiconductors (10.7%):
Altera Corp.	25,930	532
Applied Materials, Inc.	71,300	955
Intel Corp.	60,642	1,187
Lam Research Corp. (b)	18,300	625
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	89,378	980
		4,279
Software & Computer Services (3.9%):
Microsoft Corp.	36,600	948
Oracle Corp.	28,900	602
		1,550
Steel (2.8%):
Nucor Corp.	23,700	1,114

Telecommunications-Services & Equipment (1.8%):
Motorola, Inc.	81,900	703

Transportation Services (4.3%):
Expeditors International of Washington, Inc.	11,800	415

See notes to schedules of investments.

Security Description	Shares	Value
United Parcel Service, Inc., Class B	22,831	$1,289
		1,704
Utilities-Electric (1.2%):
Exelon Corp.	9,823	487

Utilities-Telecommunications (1.6%):
AT&T, Inc.	23,900	645

Total Common Stocks (Cost $33,830)		39,715

Total Investments (Cost $34,137) — 100.2%		40,022

Liabilities in excess of other assets — (0.2)%		(60)

NET ASSETS — 100.0%		$39,962

(a)	—Rate represents the effective yield at purchase.
(b)	—Non-income producing security.
ADR	—American Depositary Receipt
PLC	—Public Liability Co.

See notes to schedules of investments.

Notes to Schedule of Portfolio Investments

September 30, 2009 (unaudited)

1. Federal Tax Information:

At September 30, 2009, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	34,989	6,118	(1,085)	5,033

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

The valuation techniques described above maximize the use of observable inputs and minimize the use of observable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Commercial Paper	$—	$307	$307
Common Stocks	39,715		$39,715
Total	39,715	307	40,022

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of September 30, 2009, the Fund had no outstanding “when-issued” purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board, the Fund must maintain loan collateral at all times (with KeyBank) in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

During the period ended September 30, 2009, the Fund had no outstanding securities on loan.

3. Risk:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	November 20, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	November 20, 2009

* Print the name and title of each signing officer under his or her signature.